Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 2015:
Interest income – external customers	$21,453	0	0	21,453
Non-interest income – external customers	7,653	0	0	7,653
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	204	3,629	(3,833)	0
Interest expense	937	571	(1)	1,507
Non-interest expense	22,760	640	(204)	23,196
Income tax expense (benefit)	2,148	(537)	0	1,611
Net income	3,629	2,956	(3,629)	2,956
Total assets	642,151	78,162	(77,152)	643,161

At or for the year ended December 31, 2014:
Interest income – external customers	$20,613	0	0	20,613
Non-interest income – external customers	7,284	0	0	7,284
Intersegment interest income	0	2	(2)	0
Intersegment non-interest income	180	7,644	(7,824)	0
Interest expense	1,213	0	(2)	1,211
Non-interest expense	20,781	802	(180)	21,403
Income tax expense (benefit)	5,438	(536)	0	4,902
Net income	7,644	7,379	(7,644)	7,379
Total assets	576,397	76,221	(75,192)	577,426

At or for the year ended December 31, 2013:
Interest income – external customers	$22,983	0	0	22,983
Non-interest income – external customers	7,312	0	0	7,312
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	182	26,792	(26,974)	0
Interest expense	3,290	0	(1)	3,289
Non-interest expense	22,039	766	(182)	22,623
Income tax benefit	(13,766)	(640)	0	(14,406)
Net income	26,795	26,667	(26,792)	26,670
Total assets	647,679	90,483	(89,540)	648,622